Related party transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Officer [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	$ 12	$ 52
Expenses from related party transactions	63	145
Accounting Firm [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	31	8
Expenses from related party transactions	$ 35	$ 64